2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 59 .6%
Communication Services — 7.1%
Alphabet Inc - Class C ................. 4,926 1,413,072
AST SpaceMobile Inc
(1)
................ 114 9,447
AT&T Inc .......................... 3,400 98,566
Charter Communications Inc
(1)
........... 65 14,032
Comcast Corp ...................... 1,865 53,544
EchoStar Corp
(1)
..................... 75 8,780
Electronic Arts Inc ................... 123 25,076
Fox Corp .......................... 322 18,805
Live Nation Entertainment Inc
(1)
........... 116 17,691
Meta Platforms Inc ................... 1,019 583,001
Netflix Inc
(1)
........................ 2,009 193,165
Omnicom Group Inc .................. 206 15,514
Reddit Inc
(1)
........................ 78 10,503
ROBLOX Corp
(1)
..................... 312 17,647
Spotify Technology SA
(1)
................ 76 36,853
Take-Two Interactive Software Inc
(1)
........ 107 21,133
T-Mobile US Inc ..................... 240 50,407
Trade Desk Inc/The
(1)
................. 316 7,170
Verizon Communications Inc ............ 2,030 101,906
Walt Disney Co/The .................. 952 91,754
Warner Bros Discovery Inc
(1)
............. 1,145 31,442
2,819,508
Consumer Discretionary — 6.6%
Airbnb Inc
(1)
........................ 214 27,024
Amazon.com Inc
(1)
................... 4,012 835,579
Aptiv PLC ......................... 224 15,555
AutoZone Inc
(1)
...................... 8 27,022
Best Buy Co Inc ..................... 153 9,823
Booking Holdings Inc ................. 14 58,944
BorgWarner Inc ..................... 172 9,333
Brunswick Corp/DE .................. 137 9,968
Burlington Stores Inc
(1)
................ 32 10,412
Caesars Entertainment Inc
(1)
............. 143 3,779
CarMax Inc
(1)
....................... 129 5,364
Carnival Corp ...................... 562 14,545
Carriage Services Inc ................. 320 14,611
Carvana Co
(1)
....................... 63 19,806
Cava Group Inc
(1)
.................... 63 5,097
Chipotle Mexican Grill Inc
(1)
............. 645 20,646
Coupang Inc
(1)
...................... 694 13,103
Darden Restaurants Inc ................ 67 13,135
Deckers Outdoor Corp
(1)
................ 80 8,007
Dick's Sporting Goods Inc .............. 49 9,716
Domino's Pizza Inc ................... 21 7,535
DoorDash Inc
(1)
..................... 163 24,474
DR Horton Inc ...................... 152 20,857
DraftKings Inc
(1)
..................... 306 6,616
eBay Inc .......................... 227 20,662
Expedia Group Inc ................... 56 12,930
Floor & Decor Holdings Inc
(1)
............. 133 6,756
Flutter Entertainment PLC
(1)
............. 92 9,379
Ford Motor Co ...................... 1,956 22,572
GameStop Corp
(1)
.................... 274 6,313
Garmin Ltd ........................ 73 16,937
General Motors Co ................... 423 31,514
Genuine Parts Co .................... 102 10,787
Hasbro Inc ........................ 104 9,734
Hilton Worldwide Holdings Inc ........... 114 34,665
Home Depot Inc/The .................. 422 138,792
Las Vegas Sands Corp ................. 148 7,974
Lennar Corp
(1)
...................... 167 14,048
Lowe's Cos Inc ..................... 249 58,834
Lululemon Athletica Inc
(1)
............... 66 10,105
Marriott International Inc/MD ............ 104 34,015
McDonald's Corp .................... 296 91,994
Meritage Homes Corp ................. 235 14,532
NIKE Inc .......................... 548 28,945
Norwegian Cruise Line Holdings Ltd
(1)
...... 326 6,096
O'Reilly Automotive Inc
(1)
............... 373 34,432
PulteGroup Inc ...................... 171 20,111
Ralph Lauren Corp ................... 35 12,040
Restaurant Brands International Inc ........ 184 13,598
Rivian Automotive Inc
(1)
................ 400 6,020
Ross Stores Inc ..................... 144 31,195
Royal Caribbean Cruises Ltd ............ 112 30,820
Somnigroup International Inc ............ 129 9,536
Starbucks Corp ..................... 503 45,064
Tapestry Inc ....................... 100 14,111
Tesla Inc
(1)
......................... 1,181 439,037
Texas Roadhouse Inc ................. 57 9,413
TJX Cos Inc/The ..................... 471 75,219
TopBuild Corp
(1)
..................... 25 8,782
Tractor Supply Co .................... 303 13,726
Ulta Beauty Inc
(1)
.................... 23 12,022
Wayfair Inc
(1)
....................... 64 4,813
Williams-Sonoma Inc ................. 83 15,133
Wingstop Inc ....................... 19 2,944
Yum! Brands Inc ..................... 128 19,901
2,596,452
Consumer Staples — 4.9%
Altria Group Inc ..................... 1,105 72,919
Archer-Daniels-Midland Co ............. 342 24,860
Bunge Global SA .................... 103 13,102
Casey's General Stores Inc ............. 27 19,652
Celsius Holdings Inc
(1)
................. 140 4,967
Church & Dwight Co Inc ............... 221 20,624
Coca-Cola Co/The ................... 2,377 180,771
Colgate-Palmolive Co ................. 557 47,473

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Constellation Brands Inc ............... 124 18,600
Costco Wholesale Corp ................ 272 271,029
Dollar General Corp .................. 148 17,572
Dollar Tree Inc
(1)
..................... 137 15,003
Estee Lauder Cos Inc/The .............. 190 13,636
General Mills Inc .................... 515 19,168
Hershey Co/The ..................... 101 20,997
Kenvue Inc ........................ 1,322 22,791
Keurig Dr Pepper Inc .................. 971 25,566
Kimberly-Clark Corp .................. 245 23,635
Kraft Heinz Co/The ................... 895 20,129
Kroger Co/The ...................... 406 29,378
McCormick & Co Inc/MD ............... 220 11,097
Mondelez International Inc .............. 940 54,182
Monster Beverage Corp
(1)
............... 474 34,346
PepsiCo Inc ........................ 844 131,065
Performance Food Group Co
(1)
............ 136 11,650
Philip Morris International Inc ............ 971 160,545
Procter & Gamble Co/The .............. 1,446 208,860
Sprouts Farmers Market Inc
(1)
............ 96 7,404
Sysco Corp ........................ 317 22,612
Target Corp ........................ 314 38,057
Tyson Foods Inc ..................... 300 19,221
US Foods Holding Corp
(1)
............... 174 16,044
Walmart Inc ....................... 2,643 328,472
1,925,427
Energy — 4.0%
Antero Resources Corp
(1)
............... 220 9,337
APA Corp ......................... 273 11,586
Baker Hughes Co .................... 651 39,744
Centrus Energy Corp
(1)
................. 14 2,430
Cheniere Energy Inc .................. 131 37,173
Chevron Corp ...................... 1,100 227,590
Chord Energy Corp ................... 70 9,953
ConocoPhillips ...................... 759 100,188
Core Natural Resources Inc ............. 42 4,399
Coterra Energy Inc ................... 513 18,027
Devon Energy Corp ................... 428 21,537
Diamondback Energy Inc ............... 126 24,921
DT Midstream Inc .................... 70 9,427
Energy Fuels Inc/Canada
(1)
.............. 172 3,139
EOG Resources Inc ................... 346 50,021
EQT Corp ......................... 393 25,010
Expand Energy Corp .................. 148 16,247
Exxon Mobil Corp .................... 2,480 420,757
Halliburton Co ...................... 616 24,018
HF Sinclair Corp ..................... 111 6,925
Kinder Morgan Inc ................... 1,183 39,666
Liberty Energy Inc ................... 142 4,090
Marathon Petroleum Corp .............. 185 45,173
NOV Inc .......................... 596 11,211
Occidental Petroleum Corp .............. 463 30,095
ONEOK Inc ........................ 400 36,156
Ovintiv Inc ......................... 233 13,831
Peabody Energy Corp ................. 105 3,460
Permian Resources Corp ............... 600 12,792
Phillips 66 ......................... 246 44,816
Range Resources Corp ................ 196 8,855
SLB Ltd .......................... 978 50,259
SM Energy Co ...................... 221 6,891
Targa Resources Corp ................. 132 33,096
TechnipFMC PLC .................... 299 20,670
Texas Pacific Land Corp ............... 36 17,084
Transocean Ltd
(1)
.................... 870 5,768
Uranium Energy Corp
(1)
................ 350 4,725
Valaris Ltd
(1)
....................... 48 4,706
Valero Energy Corp ................... 184 45,463
Weatherford International PLC ........... 76 7,188
Williams Cos Inc/The ................. 727 52,911
1,561,335
Financials — 3.2%
Affirm Holdings Inc
(1)
.................. 59 2,703
Aflac Inc .......................... 102 11,190
Allstate Corp/The .................... 48 9,952
American Express Co ................. 90 27,223
American International Group Inc ......... 109 8,202
Ameriprise Financial Inc ............... 18 7,999
Annaly Capital Management Inc .......... 358 7,572
Aon PLC .......................... 38 12,266
Apollo Global Management Inc ........... 75 8,357
Arch Capital Group Ltd
(1)
............... 83 7,967
Ares Management Corp ................ 42 4,582
Arthur J Gallagher & Co ................ 45 9,746
Associated Banc-Corp ................. 409 10,577
Bank of America Corp ................. 1,027 50,066
Bank of New York Mellon Corp/The ........ 121 14,354
Berkshire Hathaway Inc
(1)
.............. 285 136,572
Blackrock Inc ...................... 25 24,043
Blackstone Inc ...................... 127 14,604
Block Inc
(1)
........................ 91 5,476
Brown & Brown Inc .................. 70 4,565
Byline Bancorp Inc ................... 308 9,724
Capital One Financial Corp .............. 113 20,615
Cboe Global Markets Inc ............... 20 5,621
Central Pacific Financial Corp ............ 321 10,259
Charles Schwab Corp/The .............. 277 26,032
Chubb Ltd ......................... 60 19,556
Citigroup Inc ....................... 282 31,982
CME Group Inc ...................... 57 16,835
Coinbase Global Inc
(1)
................. 38 6,635
Corpay Inc
(1)
....................... 14 4,074
Fidelity National Information Services Inc .... 122 5,723
Fifth Third Bancorp ................... 183 8,502
First Business Financial Services ......... 169 9,114
Fiserv Inc
(1)
........................ 106 5,915
FNB Corp/PA ....................... 1,046 17,489

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Global Payments Inc .................. 54 3,634
Goldman Sachs Group Inc/The ........... 47 39,762
Hanover Insurance Gr Group, Inc./The ...... 52 9,014
Hartford Insurance Group Inc/The ......... 78 10,548
Home BancShares Inc/AR .............. 425 11,445
Huntington Bancshares Inc/OH ........... 463 7,246
Interactive Brokers Group Inc ............ 90 6,036
Intercontinental Exchange Inc ............ 96 15,099
Jack Henry & Associates Inc ............ 29 4,583
JPMorgan Chase & Co ................ 417 122,665
KKR & Co Inc ....................... 121 11,193
LPL Financial Holdings Inc .............. 16 4,813
Marsh & McLennan Cos Inc ............. 88 15,264
Mastercard Inc ..................... 128 63,957
MetLife Inc ........................ 119 8,416
Moody's Corp ...................... 26 11,343
Morgan Stanley ..................... 188 30,939
MSCI Inc .......................... 13 7,007
Nasdaq Inc ........................ 90 7,640
Northern Trust Corp .................. 47 6,560
NU Holdings Ltd/Cayman Islands
(1)
........ 546 7,846
PayPal Holdings Inc .................. 160 7,237
PNC Financial Services Group Inc/The ...... 66 13,734
Principal Financial Group Inc ............ 68 6,128
Progressive Corp/The ................. 96 19,031
Prudential Financial Inc ................ 71 6,936
Raymond James Financial Inc ........... 42 6,081
Robinhood Markets Inc
(1)
............... 124 8,593
Rocket Cos Inc
(1)
.................... 196 2,793
S&P Global Inc ...................... 48 20,416
SoFi Technologies Inc
(1)
................ 244 3,875
State Street Corp .................... 63 7,973
Synchrony Financial .................. 112 7,618
T Rowe Price Group Inc ................ 63 5,679
Toast Inc
(1)
........................ 134 3,552
Travelers Cos Inc/The ................. 42 12,251
Truist Financial Corp .................. 266 12,228
United Bankshares Inc/WV .............. 293 12,136
US Bancorp ........................ 273 14,199
Visa Inc .......................... 264 79,791
Wells Fargo & Co .................... 494 39,327
Willis Towers Watson PLC .............. 20 5,814
1,276,494
Health Care — 7.6%
Abbott Laboratories .................. 840 86,243
AbbVie Inc ........................ 841 182,909
Agilent Technologies Inc ............... 207 23,594
Align Technology Inc
(1)
................. 59 10,114
Alnylam Pharmaceuticals Inc
(1)
........... 66 21,837
Amgen Inc ........................ 258 90,777
Arrowhead Pharmaceuticals Inc
(1)
......... 102 6,395
Baxter International Inc ................ 421 7,073
Becton Dickinson & Co ................ 169 26,572
Biogen Inc
(1)
....................... 91 16,683
BioMarin Pharmaceutical Inc
(1)
........... 170 9,603
Blueprint Medicines CVR Escrow
(1) (2)
........ 19 0
Boston Scientific Corp
(1)
................ 766 48,067
Bridgebio Pharma Inc
(1)
................ 129 9,580
Bristol-Myers Squibb Co ............... 1,025 62,166
Cardinal Health Inc ................... 129 27,259
Cencora Inc ........................ 92 28,901
Centene Corp
(1)
..................... 287 9,396
Charles River Laboratories International Inc
(1)
. 58 10,005
Cigna Group/The .................... 132 35,211
Cogent Biosciences,
(1)
................. 140 5,389
Crinetics Pharmaceuticals Inc
(1)
.......... 177 6,429
CRISPR Therapeutics AG
(1)
.............. 122 5,804
CVS Health Corp .................... 638 45,821
Cytokinetics Inc
(1)
.................... 142 9,359
Danaher Corp ...................... 309 58,586
Definium Therapeutic
(1)
................ 353 6,672
Dexcom Inc
(1)
....................... 240 15,072
Edwards Lifesciences Corp
(1)
............ 366 29,309
Elanco Animal Health Inc
(1)
.............. 474 11,343
Elevance Health Inc .................. 115 33,666
Eli Lilly & Co ....................... 384 353,192
Exelixis Inc
(1)
....................... 201 8,621
GE HealthCare Technologies Inc .......... 306 21,781
Gilead Sciences Inc .................. 607 84,598
Guardant Health Inc
(1)
................. 81 7,482
HCA Healthcare Inc ................... 85 40,225
Hims & Hers Health Inc
(1)
............... 133 2,761
Humana Inc ....................... 68 11,791
Ideaya Biosciences Inc
(1)
............... 251 8,363
IDEXX Laboratories Inc
(1)
............... 44 24,723
Illumina Inc
(1)
....................... 97 11,956
Incyte Corp
(1)
....................... 118 11,106
Insmed Inc
(1)
....................... 125 20,440
Insulet Corp
(1)
...................... 60 12,590
Intuitive Surgical Inc
(1)
................. 177 81,595
Ionis Pharmaceuticals Inc
(1)
............. 152 11,414
IQVIA Holdings Inc
(1)
.................. 108 18,418
Jazz Pharmaceuticals PLC
(1)
............. 42 7,940
Johnson & Johnson .................. 1,145 279,884
Labcorp Holdings Inc ................. 57 15,208
Madrigal Pharmaceuticals Inc
(1)
.......... 17 8,899
McKesson Corp ..................... 62 53,652
Medtronic PLC ...................... 633 54,849
Merck & Co Inc ..................... 1,232 148,197
Moderna Inc
(1)
...................... 223 11,328
Molina Healthcare Inc
(1)
................ 36 4,799
Natera Inc
(1)
........................ 82 16,399
Neurocrine Biosciences Inc
(1)
............ 78 10,276
Nuvalent Inc
(1)
...................... 105 10,757
Pfizer Inc ......................... 2,789 78,315
Praxis Precision Med
(1)
................ 16 5,155
Privia Health Group Inc
(1)
............... 501 10,306

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Quest Diagnostics Inc ................. 74 14,503
Recursion Pharmaceuticals Inc
(1)
.......... 1,970 6,048
Regeneron Pharmaceuticals Inc .......... 52 40,177
ResMed Inc ........................ 92 20,652
Revolution Medicines Inc
(1)
.............. 106 10,309
Revvity Inc ........................ 158 13,842
Roivant Sciences Ltd
(1)
................ 287 7,950
STERIS PLC ........................ 73 16,143
Stryker Corp ....................... 177 58,160
Tempus AI Inc
(1)
..................... 137 6,195
Tenet Healthcare Corp
(1)
................ 55 10,379
Terns Pharmaceuticals Inc
(1)
............. 62 3,269
Thermo Fisher Scientific Inc ............. 188 92,408
United Therapeutics Corp
(1)
............. 25 14,825
UnitedHealth Group Inc ................ 440 119,060
Vaxcyte Inc
(1)
....................... 133 7,729
Veeva Systems Inc
(1)
.................. 115 20,201
Vertex Pharmaceuticals Inc
(1)
............ 128 57,157
Viatris Inc ......................... 979 13,226
Viking Therapeutics Inc
(1)
............... 155 5,044
Waters Corp
(1)
...................... 58 17,272
West Pharmaceutical Services Inc ......... 48 12,031
Zimmer Biomet Holdings Inc ............ 160 14,467
Zoetis Inc ......................... 238 28,134
2,996,036
Industrials — 5.1%
3M Co ........................... 186 27,013
AECOM ........................... 59 5,004
AeroVironment Inc
(1)
.................. 18 3,295
AMETEK Inc ....................... 75 16,077
API Group Corp
(1)
.................... 215 8,712
ATI Inc
(1)
.......................... 49 7,128
Automatic Data Processing Inc ........... 142 28,852
Axon Enterprise Inc
(1)
................. 25 10,617
Bloom Energy Corp
(1)
.................. 73 9,891
Boeing Co/The
(1)
..................... 236 46,971
Booz Allen Hamilton Holding Corp ......... 75 5,852
Broadridge Financial Solutions Inc ......... 51 8,286
Builders FirstSource Inc
(1)
.............. 70 5,763
BWX Technologies Inc ................. 46 9,407
CACI International Inc
(1)
................ 12 6,526
Carlisle Cos Inc ..................... 21 7,006
Carpenter Technology Corp ............. 17 6,701
Carrier Global Corp ................... 298 16,780
Caterpillar Inc ...................... 147 104,144
CH Robinson Worldwide Inc ............. 45 7,473
Cintas Corp ........................ 121 20,466
Comfort Systems USA Inc .............. 13 17,927
Copart Inc
(1)
........................ 381 12,649
Core & Main Inc
(1)
.................... 154 7,608
Covenant Logistics Group Inc ............ 295 8,009
CSX Corp ......................... 614 25,205
Cummins Inc ....................... 47 25,287
Curtiss-Wright Corp .................. 17 11,579
Deere & Co ........................ 77 43,374
Delta Air Lines Inc ................... 278 18,481
Dover Corp ........................ 77 16,051
Eaton Corp PLC ..................... 125 44,709
EMCOR Group Inc .................... 19 14,028
Emerson Electric Co .................. 189 24,763
Equifax Inc ........................ 50 9,004
Expeditors International of Washington Inc ... 55 7,878
Fastenal Co ........................ 414 19,210
FedEx Corp ........................ 69 24,576
Ferguson Enterprises Inc ............... 70 16,328
Fortive Corp ....................... 156 8,624
FTAI Aviation Ltd .................... 35 8,575
GE Vernova Inc ..................... 86 75,069
Generac Holdings Inc
(1)
................ 23 4,493
General Dynamics Corp ................ 81 27,801
General Electric Co ................... 326 92,509
Graco Inc ......................... 214 18,115
Heartland Express Inc ................. 725 7,540
HEICO Corp ........................ 37 10,145
Honeywell International Inc ............. 214 48,370
Howmet Aerospace Inc ................ 128 29,499
Hubbell Inc ........................ 24 11,778
Huntington Ingalls Industries Inc .......... 20 7,598
Illinois Tool Works Inc ................. 96 24,988
Ingersoll Rand Inc ................... 177 14,181
ITT Inc ........................... 44 8,383
Jacobs Solutions Inc .................. 57 7,255
Johnson Controls International plc ......... 213 27,892
Kratos Defense & Security Solutions Inc
(1)
.... 75 5,288
L3Harris Technologies Inc .............. 63 21,744
Leidos Holdings Inc .................. 57 8,865
Lennox International Inc ............... 18 8,354
Lincoln Electric Holdings Inc ............. 38 9,465
Lockheed Martin Corp ................. 65 39,285
Masco Corp ....................... 161 9,720
MasTec Inc
(1)
....................... 33 10,617
Modine Manufacturing Co
(1)
............. 21 4,551
Mueller Industries Inc ................. 50 5,540
Nextpower Inc
(1)
..................... 54 6,510
Norfolk Southern Corp ................. 72 20,664
Northrop Grumman Corp ............... 43 29,336
nVent Electric PLC ................... 82 9,699
Old Dominion Freight Line Inc ............ 71 13,873
Oshkosh Corp ...................... 43 6,330
Otis Worldwide Corp .................. 145 11,177
Owens Corning ..................... 74 8,008
PACCAR Inc ........................ 185 21,368
Parker-Hannifin Corp ................. 42 37,600
Paychex Inc ....................... 141 12,989
Pentair PLC ........................ 92 8,014
Protective Life Corp
(1)
................. 103 2,879
Quanta Services Inc .................. 54 29,647

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
QXO Inc
(1)
......................... 267 5,185
RB Global Inc ....................... 90 8,627
Regal Rexnord Corp .................. 28 5,243
Republic Services Inc ................. 70 15,331
Rocket Lab Corp
(1)
................... 146 9,376
Rockwell Automation Inc ............... 41 14,714
RTX Corp ......................... 413 79,668
Saia Inc
(1)
......................... 15 5,269
Southwest Airlines Co ................. 165 6,199
SS&C Technologies Holdings Inc .......... 137 9,257
Stanley Black & Decker Inc ............. 128 9,096
Sterling Infrastructure Inc
(1)
............. 18 7,331
Tetra Tech Inc ...................... 140 4,217
Timken Co/The ..................... 124 12,471
Trane Technologies PLC ................ 73 30,422
TransDigm Group Inc ................. 18 20,861
TransUnion ........................ 100 6,919
Uber Technologies Inc
(1)
................ 643 46,251
Union Pacific Corp ................... 185 44,885
United Airlines Holdings Inc
(1)
............ 152 13,995
United Parcel Service Inc ............... 227 22,332
United Rentals Inc ................... 22 16,028
Veralto Corp ....................... 114 10,080
Verisk Analytics Inc ................... 49 9,298
Vertiv Holdings Co ................... 121 30,320
Waste Management Inc ................ 117 26,885
Watsco Inc ........................ 24 8,731
WESCO International Inc ............... 27 7,388
Westinghouse Air Brake Technologies Corp ... 74 18,493
Woodward Inc ...................... 22 7,874
WW Grainger Inc .................... 16 17,453
XPO Inc
(1)
......................... 45 8,755
Xylem Inc/NY ....................... 99 11,830
2,033,752
Information Technology — 18.3%
Accenture PLC ...................... 364 72,178
Adobe Inc
(1)
........................ 225 54,693
Advanced Micro Devices Inc
(1)
........... 635 129,178
Amphenol Corp ..................... 539 68,103
Analog Devices Inc ................... 225 71,581
Apple Inc ......................... 5,577 1,415,387
Applied Materials Inc ................. 330 112,791
AppLovin Corp
(1)
..................... 102 40,596
Arista Networks Inc
(1)
................. 461 56,602
Autodesk Inc
(1)
...................... 156 37,346
Broadcom Inc ...................... 1,768 547,214
Cadence Design Systems Inc
(1)
........... 156 43,348
Ciena Corp.
(1)
....................... 72 27,953
Cisco Systems Inc ................... 1,668 129,420
Cloudflare Inc
(1)
..................... 153 31,570
Coherent, Inc.
(1)
..................... 77 18,342
Corning Inc ........................ 354 48,133
Crowdstrike Holdings Inc
(1)
.............. 115 44,897
Datadog Inc
(1)
...................... 165 19,478
Dell Technologies Inc ................. 169 27,738
Fortinet Inc
(1)
....................... 382 31,217
Intel Corp
(1)
........................ 1,769 78,066
International Business Machines Corp ...... 416 100,834
Intuit Inc .......................... 131 56,642
Keysight Technologies Inc
(1)
............. 107 30,214
KLA Corp ......................... 57 83,927
Knowles Corp
(1)
..................... 1,973 50,667
Lam Research Corp .................. 524 111,958
Lumentum Holdings Inc
(1)
.............. 31 21,786
Marvell Technology Inc ................ 382 37,837
Microchip Technology Inc .............. 373 24,099
Micron Technology Inc ................ 433 146,285
Microsoft Corp ...................... 2,829 1,047,211
Monolithic Power Systems Inc ........... 32 34,987
NVIDIA Corp ....................... 8,928 1,557,043
Oracle Corp ........................ 672 98,858
Palantir Technologies Inc
(1)
.............. 874 127,849
Palo Alto Networks Inc
(1)
............... 376 60,280
QUALCOMM Inc ..................... 500 64,390
Salesforce Inc ...................... 465 86,801
Sandisk Corp/DE
(1)
................... 56 35,579
ServiceNow Inc
(1)
.................... 516 53,948
Snowflake Inc
(1)
..................... 193 29,108
Strategy Inc
(1)
...................... 167 20,842
Synopsys Inc
(1)
...................... 91 36,080
Teradyne Inc ....................... 75 22,234
Texas Instruments Inc ................. 405 78,627
Trimble Inc
(1)
....................... 684 44,617
Vishay Intertechnology Inc .............. 1,145 20,610
Western Digital Corp .................. 155 41,926
Zebra Technologies Corp
(1)
.............. 114 23,835
7,254,905
Materials — 2.8%
Air Products and Chemicals Inc .......... 165 47,931
Albemarle Corp ..................... 86 15,440
Alcoa Corp ........................ 197 13,067
Amcor Plc ......................... 370 14,707
Anglogold Ashanti Plc ................. 360 35,050
AptarGroup Inc ..................... 63 7,939
Avery Dennison Corp ................. 67 11,570
Axalta Coating Systems Ltd
(1)
............ 229 6,343
Ball Corp ......................... 222 13,122
Celanese Corp ...................... 105 6,906
Century Aluminum Co
(1)
................ 47 2,758
CF Industries Holdings Inc .............. 119 15,451
Chemours Co/The ................... 175 3,855
Cleveland-Cliffs Inc
(1)
................. 467 3,946
Coeur Mining Inc
(1)
................... 460 8,634
Commercial Metals Co ................ 107 6,573
Corteva Inc ........................ 518 43,362
CRH PLC .......................... 491 51,614

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Crown Holdings Inc .................. 98 9,824
Dow Inc .......................... 554 23,074
DuPont de Nemours Inc ................ 349 15,984
Eagle Materials Inc ................... 33 6,252
Eastman Chemical Co ................. 143 10,914
Ecolab Inc ......................... 188 50,012
Element Solutions Inc ................. 225 7,681
Freeport-McMoRan Inc ................ 1,029 60,485
Hecla Mining Co ..................... 455 8,477
International Flavors & Fragrances Inc ...... 205 14,873
International Paper Co ................. 428 15,280
Knife River Corp
(1)
.................... 50 4,082
Linde PLC ......................... 335 166,080
LyondellBasell Industries NV ............. 202 16,273
Martin Marietta Materials Inc ............ 47 27,668
Mosaic Co/The ..................... 268 6,834
MP Materials Corp
(1)
.................. 99 4,778
Newmont Corp ..................... 779 84,327
Novagold Resources I
(1)
................ 285 2,559
Nucor Corp ........................ 172 29,085
Olin Corp ......................... 187 5,560
Packaging Corp of America ............. 75 15,916
Perpetua Resources C
(1)
................ 82 2,306
PPG Industries Inc ................... 191 20,414
Reliance Inc ....................... 42 12,765
Royal Gold Inc ...................... 61 15,524
RPM International Inc ................. 126 12,524
Sherwin-Williams Co/The .............. 171 54,814
Smurfit Westrock PLC ................. 397 15,820
Solstice Advanced Materials Inc .......... 118 8,987
Southern Copper Corp ................. 64 11,012
SSR Mining Inc
(1)
.................... 160 4,704
Steel Dynamics Inc ................... 105 18,900
Usa Rare Earth, Inc.
(1)
................. 72 1,090
Vulcan Materials Co .................. 103 28,047
Warrior Met Coal Inc .................. 46 4,285
1,105,478
Real Estate — 0.0%
American Homes 4 Rent ............... 1 28
American Tower Corp ................. 1 173
Americold Realty Trust Inc .............. 1 11
Apple Hospitality RE .................. 1 12
Brixmor Property Group Inc ............. 1 29
BRT Apartments Corp ................. 1 13
Compass Inc
(1)
...................... 1 7
CoStar Group Inc
(1)
................... 1 40
Crown Castle Inc .................... 1 81
Cushman
(1)
........................ 1 12
Digital Realty Trust Inc ................. 1 180
Equity Residential .................... 1 59
Healthcare Realty Trust Inc .............. 1 17
Healthpeak Properties Inc .............. 1 16
Host Hotels & Resorts Inc .............. 1 19
Invitation Homes Inc .................. 1 25
Kimco Realty Corp ................... 1 23
Kite Realty Group Trust ................ 1 25
Macerich Co/The .................... 1 19
Omega Healthcare Investors Inc .......... 1 44
One Liberty Properties Inc .............. 1 21
Prologis Inc ........................ 1 132
Rayonier Inc ....................... 1 21
Realty Income Corp .................. 1 61
Simon Property Group Inc .............. 1 187
UDR Inc .......................... 1 34
Ventas Inc ......................... 1 82
VICI Properties Inc ................... 1 27
Welltower Inc ...................... 1 198
Weyerhaeuser Co .................... 1 24
1,620
Utilities — 0.0%
AES Corp/The ...................... 1 14
Alliant Energy Corp ................... 1 72
Ameren Corp ....................... 1 110
American Electric Power Co Inc .......... 1 131
CenterPoint Energy Inc ................ 1 43
Consolidated Edison Inc ............... 1 113
Dominion Energy Inc .................. 1 62
Duke Energy Corp ................... 1 131
Edison International .................. 1 73
Entergy Corp ....................... 1 112
Essential Utilities Inc .................. 1 40
Eversource Energy ................... 1 69
Exelon Corp ....................... 1 49
FirstEnergy Corp .................... 1 51
NextEra Energy Inc ................... 3 279
NiSource Inc ....................... 1 47
PG&E Corp ........................ 3 53
PPL Corp ......................... 1 38
Public Service Enterprise Group Inc ........ 1 81
Sempra .......................... 1 97
Southern Co/The .................... 1 97
WEC Energy Group Inc ................ 1 116
Xcel Energy Inc ..................... 1 79
1,957
Total Common Stocks (United States)
(Cost $ 21,003,314 ) ................. 23,572,964
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 3
Total Preferred Stock (United States)
(Cost $ – ) ........................ 3

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Registered Investment Companies — 4 .5%
U.S. Fixed Income — 4.4%
Baird Core Plus Bond Fund - Class I ....... 34,182 348,315
Dodge & Cox Income Fund - Class I ........ 15,775 200,652
Fidelity Advisor Capital & Income Fund - Class Z 26,728 313,516
Fidelity Total Bond Fund - Class Z ......... 47,109 450,366
Frost Total Return Bond Fund - Class I ...... 4,389 42,042
iShares 20+ Year Treasury Bond ETF
(3)
...... 2,243 194,446
State Street SPDR Bloomberg High Yield Bond
ETF
(3)
.......................... 2,164 207,138
1,756,475
International Fixed Income — 0.1%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 2,583 21,333
21,333
Total Registered Investment Companies
(Cost $ 1,769,721 ) .................. 1,777,808
Money Market Registered Investment Companies — 32 .6%
Meeder Government Money Market Fund ,
3.56%
(4)
........................ 12,886,442 12,886,442
Total Money Market Registered Investment
Companies
(Cost $ 12,886,442 ) ................. 12,886,442
Total Investments — 96 .7%
(Cost $ 35,659,477 ) ................. 38,237,217
Other Assets less Liabilities — 3 .3% ....... 1,308,591
Total Net Assets — 100 .0% ............. 39,545,808
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,513 20,353
Meeder Conservative Allocation Fund - Retail
Class .......................... 399 9,555
Meeder Dynamic Allocation Fund - Retail Class 4,214 61,139
Meeder Muirfield Fund - Retail Class ....... 2,335 23,073
Total Trustee Deferred Compensation
(Cost $ 94,190 ) .................... 114,120
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2026 ........ 44 6/18/26 6,382,420 (103,544)
Mini MSCI Emg Mkt
Futures - June 2026 . 23 6/18/26 1,672,790 (56,466)
S&P 500 Mini Futures
June 2026 ........ 3 6/18/26 985,613 (27,767)
S&P Mid Cap Futures
EMini June 2026 ... 14 6/18/26 4,755,100 (1,549)
Total Futures Contracts . 84 13,795,923 (189,326)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(5) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.